EQUITY - Statutory reserve activities (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
EQUITY
Addition to statutory reserve	$ 0	$ 0	$ 0
Statutory Reserve
EQUITY
Balance - beginning of the year	275,150	226,253	199,653
Addition to statutory reserve	41,534	48,897	26,600
Balance - ending of the year	316,684	275,150	226,253
TRX ZJ | Statutory Reserve
EQUITY
Balance - beginning of the year	126,204	126,204	126,204
Balance - ending of the year	126,204	126,204	126,204
NDB Technology | Statutory Reserve
EQUITY
Balance - beginning of the year	3,180	3,180	2,680
Addition to statutory reserve			500
Balance - ending of the year	3,180	3,180	3,180
TYDW Technology | Statutory Reserve
EQUITY
Balance - beginning of the year	145,766	96,869	70,769
Addition to statutory reserve	41,534	48,897	26,100
Balance - ending of the year	$ 187,300	$ 145,766	$ 96,869